N-6		Jul. 21, 2023	Dec. 31, 2022
Prospectus:
Document Type		N-6
Entity Registrant Name		Paragon Separate Account B
Entity Central Index Key		0000897956
Entity Investment Company Type		N-6
Document Period End Date		Dec. 31, 2022
Amendment Flag		false
C000034619 [Member]
Prospectus:
Item 18. Portfolio Companies (N-6) [Text Block]
This Supplement adds certain information contained in each of the May 1, 2023 Prospectus, Updating Summary Prospectus and New Investor Summary Prospectus, as applicable (the “Prospectus”) for the Multi Manager II variable life insurance policies. You should read and retain this Supplement with your Prospectus.
Starting July 28, 2023, the MFS
®
Growth Series (the “Portfolio”) is available to you as an investment option under your Policy.
†
Accordingly, the following information regarding the Portfolio is added to Appendix A of your Prospectus:

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MFS ® Growth Series* - Initial Class Massachusetts Financial Services Company	0.74%	-31.63%	9.57%	13.05%
†
Premium payments and transfer requests received before July 28, 2023 will be considered not in good
order and will be returned to you.
*The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

Portfolio Companies [Table Text Block]
Starting July 28, 2023, the MFS
®
Growth Series (the “Portfolio”) is available to you as an investment option under your Policy.
†
Accordingly, the following information regarding the Portfolio is added to Appendix A of your Prospectus:

FUND TYPE	PORTFOLIO AND ADVISER/SUBADVISER	CURRENT EXPENSES	AVERAGE ANNUAL TOTAL RETURNS (as of 12/31/2022)
			1 YEAR	5 YEAR	10 YEAR
US Equity	MFS ® Growth Series* - Initial Class Massachusetts Financial Services Company	0.74%	-31.63%	9.57%	13.05%
†
Premium payments and transfer requests received before July 28, 2023 will be considered not in good
order and will be returned to you.
*The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

C000034619 [Member] | MFS Growth Series Initial Class [Member]
Prospectus:
Portfolio Company Name [Text Block]	[1],[2]		MFS ® Growth Series* - Initial Class
Portfolio Company Objective [Text Block]	[1]		US Equity
Portfolio Company Adviser [Text Block]	[1]		Massachusetts Financial Services Company
Current Expenses [Percent]	[1]		0.74%
Average Annual Total Returns, 1 Year [Percent]	[1]		(31.63%)
Average Annual Total Returns, 5 Years [Percent]	[1]		9.57%
Average Annual Total Returns, 10 Years [Percent]	[1]		13.05%
Temporary Fee Reductions, Current Expenses [Text Block]		The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.

[1]	Premium payments and transfer requests received before July 28, 2023 will be considered not in good order and will be returned to you.
[2]	The Portfolio is subject to an expense reimbursement or fee waiver arrangement. The annual expenses shown reflect temporary fee reductions.